Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Common Class A [Member]
Denominator:
Weighted-average number of ordinary shares outstanding – basic	85,610,197	85,610,197	85,071,691	86,584,100
Weighted-average number of ordinary shares outstanding – diluted	85,610,197	85,610,197	85,071,691	86,584,100
Loss per share - basic | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Loss per share - diluted | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Common Class B [Member]
Denominator:
Weighted-average number of ordinary shares outstanding – basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding – diluted	17,324,848	17,324,848	17,324,848	17,324,848
Loss per share - basic | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Loss per share - diluted | (per share)	¥ (3.37)	$ (0.46)	¥ (6.38)	¥ (9.35)
Common Stock [Member] | Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (288,286)	$ (39,496)	¥ (543,089)	¥ (809,298)
Denominator:
Weighted-average number of ordinary shares outstanding	85,610,197	85,610,197	85,188,137	87,005,610
Effect of unvested restricted shares	0	0	(116,446)	(421,510)
Common Stock [Member] | Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (58,340)	$ (7,993)	¥ (110,600)	¥ (161,935)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848
Effect of unvested restricted shares	0	0	0	0